Loans Held for Investment - Geographic Locations (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Financing Receivable
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Carrying Value	571,727,777	483,331,795	426,019,273
Allowance for Loan and Lease Losses, Real Estate	(13,708,777)	(13,658,481)	(3,738,758)
Carrying Value	$ 558,019,000	$ 469,673,314	$ 422,280,515
% of Total	100.00%	100.00%	100.00%
Percent Of Allowance Of Loan Losses	(2.50%)	(2.90%)	(0.90%)
CANADA
Loans and Financing Receivable
Principal Balance	$ 241,635,304	$ 234,968,151	$ 200,279,688
Carrying Value	$ 243,830,108	$ 237,015,597	$ 200,990,328
% of Total	43.70%	50.40%	47.60%
New York
Loans and Financing Receivable
Principal Balance	$ 93,441,580	$ 92,252,340	$ 79,187,004
Carrying Value	$ 93,607,463	$ 92,400,572	$ 79,310,276
% of Total	16.80%	19.70%	18.80%
GEORGIA
Loans and Financing Receivable
Principal Balance	$ 53,970,491	$ 53,289,288	$ 74,116,787
Carrying Value	$ 54,221,854	$ 53,536,884	$ 74,505,752
% of Total	9.70%	11.40%	17.60%
PA
Loans and Financing Receivable
Principal Balance	$ 21,000,000
Carrying Value	$ 21,670,442
% of Total	3.90%
North Carolina
Loans and Financing Receivable
Principal Balance	$ 45,781,188	$ 44,492,971	$ 33,242,567
Carrying Value	$ 46,026,460	$ 44,704,699	$ 33,438,806
% of Total	8.20%	9.50%	7.90%
Utah
Loans and Financing Receivable
Principal Balance	$ 28,000,000	$ 28,000,000
Carrying Value	$ 28,529,857	$ 28,420,056
% of Total	5.10%	6.10%
Texas
Loans and Financing Receivable
Principal Balance	$ 13,695,947	$ 13,625,000	$ 3,848,712
Carrying Value	$ 13,824,587	$ 13,725,690	$ 3,887,200
% of Total	2.50%	2.90%	0.90%
Massachusetts
Loans and Financing Receivable
Principal Balance	$ 7,000,000	$ 7,000,000	$ 7,000,000
Carrying Value	$ 7,000,000	$ 7,000,000	$ 7,000,000
% of Total	1.30%	1.50%	1.70%
Washington
Loans and Financing Receivable
Principal Balance	$ 24,424,855	$ 3,523,401	$ 23,500,000
Carrying Value	$ 24,487,967	$ 3,382,683	$ 23,682,536
% of Total	4.40%	0.70%	5.60%
SOUTH CAROLINA
Loans and Financing Receivable
Principal Balance	$ 3,000,000	$ 3,000,000	$ 3,000,000
Carrying Value	$ 3,137,435	$ 3,145,614	$ 3,204,375
% of Total	0.60%	0.70%	0.80%
NEW JERSEY
Loans and Financing Receivable
Principal Balance	$ 35,571,608
Carrying Value	$ 35,391,604
% of Total	6.30%